Document and Entity Information Document	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	NorthWestern Energy Group, Inc.
Entity File Number	000-56598
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2020320
Entity Address, Address Line One	3010 W. 69th Street
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	605
Local Phone Number	978-2900
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock
Entity Central Index Key	0001993004
Amendment Flag	false
Trading Symbol	NWE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Nov. 06, 2026